Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2021
Shareholders' Equity
Schedule of Stockholders' Equity Note, Warrants or Rights

		Balance	Warrants	Warrants	Balance	Balance
	Exercise	December 31,	Issued	Exercised	December 31,	June 30,
Description	Price	2019	in 2020	in 2020	2020	2021
2019 Investor Warrants	$3.00	1,184,213	—	—	1,184,213	1,184,213
2019 Placement Warrants	$2.85	177,629	—	—	177,629	177,629
2020 Investor Warrants	$2.20	—	2,810,136	(12,500)	2,797,636	2,797,636
2020 Placement Warrants	$2.55	—	449,623	—	449,623	449,623
		1,361,842	3,259,759	(12,500)	4,609,101	4,609,101

Schedule of share option activity and related information for employees and directors

				Weighted
				average
		Weighted	Weighted	remaining
		average	average	contractual	Aggregate
	Number	exercise	grant date	term	intrinsic
	of shares	price	fair value	(in years)	value
Options outstanding as of January 1, 2021	112,649,035	$0.09		7.1	$9,550
Changes during the period:
Granted	10,800,000	$0.02	0.02	10.0	$—
Forfeited	—	—	—	—	—
Options outstanding at June 30, 2021	123,449,035	$0.08		6.9	$4,000
Exercisable options at June 30, 2021	87,586,535	$0.11		6.3	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

June 30, 2021
Expected dividend yield	0%
Expected volatility	70.66%-82.22%
Risk-free interest	0.64%-0.87%
Expected life	5.5-6.25 years

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

					Remaining
		Weighted			contractual
		average	Weighted		life (years	Weighted
Exercise		remaining	average		for	average
price	Options	contractual	exercise	Options	exercisable	exercise
(range) ($)	outstanding	life (years)	price ($)	exercisable	options)	price ($)
0.02-0.05	88,400,000	7.82	0.02	52,537,500	7.43	0.03
0.12-0.19	18,334,629	4.81	0.15	18,334,629	4.81	0.15
0.32	16,714,406	4.23	0.32	16,714,406	4.23	0.32
	123,449,035			87,586,535